T. ROWE PRICE Financial Services Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.9%
BANKS 39.3%
Money Center Banks 10.2%
Bank of America  2,036,900 86,466
Wells Fargo  1,881,381 87,315
173,781
Non-U.S. Banks 5.0%
Axis Bank (INR) (1) 313,470 3,215
BAWAG Group (EUR)  396,769 25,110
Erste Group Bank (EUR)  360,065 15,810
ING Groep (EUR)  1,636,398 23,791
National Australia Bank (AUD)  62,332 1,229
Swedbank, A Shares (SEK)  774,709 15,622
84,777
Regional Banks 24.1%
Atlantic Capital Bancshares (1) 73,197 1,939
BankUnited  375,891 15,720
Citizens Financial Group  726,580 34,135
Dime Community Bancshares  301,800 9,857
East West Bancorp  345,200 26,767
FB Financial  99,392 4,262
Fifth Third Bancorp  1,051,789 44,638
First Bancshares  51,029 1,979
Five Star Bancorp  30,313 726
Heritage Commerce  278,668 3,241
Home BancShares  287,076 6,755
Huntington Bancshares  3,573,240 55,242
National Bank Holdings, Class A  122,407 4,955
Pacific Premier Bancorp  303,841 12,591
Pinnacle Financial Partners  303,626 28,565
PNC Financial Services Group  143,200 28,016
Popular  329,726 25,610
Professional Holding, Class A (1) 38,305 720
Republic First Bancorp (1) 666,400 2,052
Sandy Spring Bancorp  163,500 7,491
Seacoast Banking  559,277 18,909
Signature Bank  168,829 45,969
Southern First Bancshares (1) 30,155 1,613
Western Alliance Bancorp  273,461 29,758
411,510
Total Banks 670,068

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
CAPITAL MARKETS 17.2%
Asset Managers 4.0%
Apollo Global Management (2) 387,800 23,885
Barings BDC  558,385 6,153
KKR  170,100 10,356
Main Street Capital (2) 82,300 3,382
Trinity Capital (2) 480,273 7,728
Virtus Investment Partners  52,900 16,416
67,920
Capital Markets 1.4%
Bridgepoint Group (GBP) (1) 607,689 4,127
London Stock Exchange Group (GBP)  158,697 15,903
Patria Investments, Class A  133,206 2,175
Payoneer Global (1) 89,731 767
22,972
Exchanges 1.9%
Cboe Global Markets  149,006 18,456
CME Group  75,354 14,572
33,028
Security Brokers & Dealers 7.3%
Charles Schwab  522,437 38,054
Goldman Sachs Group  102,000 38,559
Morgan Stanley  368,913 35,899
Raymond James Financial  135,450 12,500
125,012
Trust Banks 2.6%
Bank of New York Mellon  417,500 21,643
State Street  277,075 23,474
45,117
Total Capital Markets 294,049
FINANCE 9.6%
Consumer Finance 3.8%
Capital One Financial  150,600 24,393
Chailease Holding (TWD)  506,856 4,451
Encore Capital Group (1) 415,137 20,454
PRA Group (1) 308,600 13,004
SoFi Technologies (1)(2) 197,933 3,143
65,445
Diversified Financials 3.6%
Euronet Worldwide (1) 295,580 37,621
Mastercard, Class A  19,582 6,808

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
nCino (1) 52,565 3,734
Visa, Class A  55,838 12,438
60,601
Thrifts & Mortgage Finance 2.2%
Black Knight (1) 188,917 13,602
PennyMac Financial Services  60,724 3,712
Webster Financial  356,517 19,416
36,730
Total Finance 162,776
INSURANCE 22.5%
Insurance 1.5%
Assurant  165,210 26,062
26,062
Insurance Agents - Brokers & Services 0.7%
GoHealth, Class A (1) 165,945 835
Marsh & McLennan  55,657 8,428
Selectquote (1) 146,305 1,892
11,155
Life Insurance 4.3%
Equitable Holdings  693,308 20,550
MetLife  580,500 35,834
Voya Financial  273,700 16,802
73,186
Property & Casualty Insurance 15.4%
American International Group  1,000,371 54,910
Axis Capital Holdings  400,117 18,421
Chubb  353,892 61,393
CNA Financial  464,371 19,485
Hanover Insurance Group  101,800 13,195
Hartford Financial Services Group  516,200 36,263
James River Group Holdings  45,680 1,724
Kemper  147,651 9,862
ProAssurance  94,152 2,239
RenaissanceRe Holdings  140,000 19,516
Safety Insurance Group  143,695 11,388
Selective Insurance Group  176,600 13,339
261,735
Title Insurance 0.6%
First American Financial  157,407 10,554
10,554
Total Insurance 382,692

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
MISCELLANEOUS 7.4%
Other 7.4%
AIA Group (HKD)  178,400 2,052
Direct Line Insurance Group (GBP)  3,729,425 14,515
Equifax  15,050 3,814
Fiserv (1) 107,000 11,610
Linea Directa Aseguradora Cia de Seguros y Reaseguros (EUR)  1,332,978 2,629
Munich Re (EUR)  20,998 5,730
Nerdwallet, Class A, Acquisition Date: 3/18/20, Cost $823 (1)(3)(4) 117,536 1,281
Prudential (GBP)  623,486 12,099
Sampo, Class A (EUR)  400,512 19,802
Sompo Holdings (JPY)  182,900 7,935
Sun Life Financial (2) 540,100 27,788
Zurich Insurance Group (CHF)  41,201 16,848
Total Miscellaneous 126,103
REAL ESTATE 1.9%
Real Estate 1.9%
Brookfield Asset Management, Class A  285,800 15,293
JBG SMITH Properties, REIT  458,644 13,580
SL Green Realty, REIT  50,719 3,593
Total Real Estate 32,466
Total Common Stocks (Cost $1,253,148) 1,668,154
CONVERTIBLE PREFERRED STOCKS 0.2%
CAPITAL MARKETS 0.1%
Capital Markets 0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $353 (1)(3)(4)(5) 712 623
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $213 (1)(3)(4)(5) 712 623
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $841 (1)(3)(4)(5) 961 841
Total Capital Markets 2,087
INSURANCE 0.1%
Property & Casualty Insurance 0.1%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $2,207 (1)(3)(4) 133,551 2,207
Total Insurance 2,207
Total Convertible Preferred Stocks (Cost $3,614) 4,294

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 0.05% (6)(7) 27,648,890 27,649
Total Short-Term Investments (Cost $27,649) 27,649
SECURITIES LENDING COLLATERAL 1.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.5%
Short-Term Funds 1.5%
T. Rowe Price Short-Term Fund, 0.07% (6)(7) 2,524,616 25,246
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 25,246
Total Securities Lending Collateral (Cost $25,246) 25,246
Total Investments in Securities 101.2%
(Cost $1,309,657) $ 1,725,343
Other Assets Less Liabilities (1.2)% (20,726)
Net Assets 100.0% $ 1,704,617
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2021.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $5,575 and represents 0.3% of net assets.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
(7) Affiliated Companies
AUD Australian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee

T. ROWE PRICE Financial Services Fund

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JPY Japanese Yen
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK Swedish Krona
TWD Taiwan Dollar

T. ROWE PRICE Financial Services Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 4
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 4+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 290  ¤  ¤ $ 27,649
T. Rowe Price Short-Term Fund,
0.07% 5,065  ¤  ¤ 25,246
Total $ 52,895^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $52,895.

T. ROWE PRICE Financial Services Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Financial Services Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Financial Services Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Financial Services Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Financial Services Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F117-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,476,005 $ 190,868 $ 1,281 $ 1,668,154
Convertible Preferred Stocks — — 4,294 4,294
Short-Term Investments 27,649 — — 27,649
Securities Lending Collateral 25,246 — — 25,246
Total $ 1,528,900 $ 190,868 $ 5,575 $ 1,725,343